UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05554

Morgan Stanley California Tax-Free Daily Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2019

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley California Tax-Free Daily Income Trust

Portfolio of Investments • March 31, 2019 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	DEMAND DATE(b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (a) (60.2%)
$1,050	California, Ser 2005 A Subser B-1	1.29%	04/05/19	05/01/40	$1,050,000
1,600	California Educational Facilities Authority, Stanford University Ser 1998 L-6	1.32	04/05/19	10/01/22	1,600,000
	California Health Facilities Financing Authority,
1,700	Adventist Health System/West 1991 Ser B	1.30	04/05/19	08/01/21	1,700,000
1,800	Scripps Health Ser 2010 B	1.33	04/05/19	10/01/40	1,800,000
1,100	California Statewide Communities Development Authority, Kaiser Permanente Ser 2008 A	1.40	04/05/19	04/01/32	1,100,000
1,800	Chino Basin Financing Authority, Inland Empire Utilities Agency Ser 2008 B	1.33	04/05/19	06/01/32	1,800,000
1,800	Eastern Municipal Water District, CA, Water & Wastewater Refg Ser 2017 B	1.31	04/05/19	07/01/38	1,800,000
1,770	Metropolitan Water District of Southern California, Water 2013 D	1.29	04/05/19	07/01/35	1,770,000
1,600	Northern California Power Agency, CA, Hydroelectric Project Number One Ser 2008 A	1.28	04/05/19	07/01/32	1,600,000
1,800	Orange County, CA, Apartment Development Revenue, Bay Apartments Communities, Inc. Ser 1997 C	1.35	04/05/19	06/15/37	1,800,000
1,750	Orange County Water District, CA, Ser 2003 A	1.29	04/05/19	08/01/42	1,750,000
1,000	RBC Municipal Products Trust Inc, NY, New York City Municpal Water Finance Authority Adjustable Ser 2019-CC Floater Certificates Ser 2018-E-129 (c)	1.50	04/05/19	08/01/24	1,000,000
1,200	San Diego County Regional Transportation Commission, CA, Sales Tax 2008 Ser C	1.45	04/05/19	04/01/38	1,200,000
1,700	San Francisco City & County Airports Commission, CA, San Francisco International Airport Ser 2018 B	1.30	04/05/19	05/01/58	1,700,000
1,600	Whittier, CA, Presbyterian Intercommunity Hospital Ser 2009 A	1.30	04/05/19	06/01/36	1,600,000
	Total Weekly Variable Rate Bonds (Cost $23,270,000)				23,270,000

	Daily Variable Rate Bonds (a) (19.7%)
1,900	California Municipal Finance Authority, Chevron USA Inc Ser 2010 B	1.30	04/01/19	11/01/35	1,900,000
1,100	California Statewide Communities Development Authority, Irvine Apartment Communities Ser W-2 (AMT)	1.35	04/01/19	09/15/29	1,100,000
1,000	Irvine Assessment District No 97-17, CA, Improvement Bond Act 1915 (c)	1.30	04/01/19	09/02/23	1,000,000
1,800	Los Angeles Department of Water & Power,CA, Power System 2001 Ser B Subser B-3	1.31	04/01/19	07/01/34	1,800,000
1,800	Los Angeles, CA, Multifamily 1994 Ser A (AMT)	1.40	04/01/19	08/01/26	1,800,000
	Total Daily Variable Rate Bonds (Cost $7,600,000)				7,600,000

PRINCIPAL AMOUNT (000)		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Commercial Paper (12.3%)
1,000	California, Ser 2018 A-6	1.80%	1.80%	06/03/19	1,000,000
600	California State University Institute, Ser A	1.70	1.70	06/05/19	600,000
670	California Statewide Communities Development Authority, Kaiser Permanente Ser 2004 I	1.82	1.82	05/14/19	670,000
1,500	San Francisco City & County Public Utilities Commission Wastewater Revenue	1.63	1.63	07/30/19	1,500,000

1,004	State of California Department of Water Resources	1.72	1.72	04/10/19	1,004,000
	Total Commercial Paper (Cost $4,774,000)				4,774,000

PRINCIPAL AMOUNT (000)		COUPON RATE	DEMAND DATE(b)	MATURITY DATE	VALUE
	Closed-End Investment Company (a) (3.6%)
1,400	Nuveen California Dividend Advantage Municipal Fund, CA, VRDP Ser 4 (AMT) (c) (Cost $1,400,000)	1.67%	04/05/19	08/03/43	1,400,000

	Total Investments (Cost $37,044,000) (d)(e)			95.8%	37,044,000
	Other Assets in Excess of Liabilities			4.2	1,639,355
	Net Assets			100.0%	$38,683,355

AMT	Alternative Minimum Tax.
VRDP	Variable Rate Demand Preferred.
(a)

Floating or variable rate securities: The rates disclosed are as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)	Date on which the principal amount can be recovered through demand.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley California Tax-Free Daily Income Trust

Summary of Investments ▪ March 31, 2019 (unaudited)

PORTFOLIO COMPOSITION as of 03/31/19	Percentage of Total Investments
Weekly Variable Rate Bonds	62.8%
Daily Variable Rate Bonds	20.5
Commercial Paper	12.9
Closed-End Investment Company	3.8
100.0%

Morgan Stanley California Tax-Free Daily Income Trust

Notes to Portfolio of Investments • March 31, 2019 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Investments in mutual funds are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Weekly Variable Rate Bonds	$—	$23,270,000	$—	$23,270,000
Daily Variable Rate Bonds	—	7,600,000	—	7,600,000
Commercial Paper	—	4,774,000	—	4,774,000
Closed-End Investment Company	—	1,400,000	—	1,400,000
Total Assets	$—	$37,044,000	$—	$37,044,000

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Item 2.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Daily Income Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 16, 2019

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 16, 2019